NOTE 8 - FINANCING ARRANGEMENTS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Line of Credit Facility, Amount Outstanding	$ 9,850	$ 1,419
Payments to Acquire Property, Plant, and Equipment	14,174	3,712
Long-term Debt	29,769	14,595
Term Note from Conversion of Line of Credit [Member] | TD Bank N.A. line of credit equipment [Member]
Line of Credit Facility, Interest Rate Description	Federal Home Loan Bank ("FHLB") 5 year Current Classic Advance Rate plus 3%
Plainville Facility [Member]
Area of Facility (in Square feet)	181,000
Payments to Acquire Property, Plant, and Equipment	2,650
TD Bank N.A. revolving line of credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	17,000
Line of Credit Facility, Interest Rate Description	variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily
Line of Credit Facility, Interest Rate at Period End	3.25%
Line of Credit Facility, Remaining Borrowing Capacity	4,362
TD Bank N.A. line of credit equipment [Member]
Line of Credit Facility, Maximum Borrowing Capacity	4,700
Line of Credit Facility, Interest Rate Description	variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily
Line of Credit Facility, Interest Rate at Period End	3.25%
Line of Credit Facility, Frequency of Payment and Payment Terms	60 equal monthly payments including interest
Line of Credit Facility, Remaining Borrowing Capacity	0
TD Bank, N.A. Cheshire Facility [Member]
Debt Instrument, Payment Terms	Monthly payments of interest only at the prime rate are due through July 28, 2013. Monthly payments of principal and interest are due after July 28, 2013
Debt Instrument, Interest Rate Terms	adjustable rate equal to the monthly LIBOR rate plus 3%
Debt Instrument, Interest Rate, Stated Percentage	4.63%
Long-term Debt	6,540	0
TD Bank N.A. Plainville Facility [Member]
Debt Instrument, Payment Terms	monthly installments of interest only
Long-term Debt	2,120	0
EBTEC Term Note [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.05%
Debt Instrument, Face Amount	3,785
Debt Instrument, Collateral	secured by EBTEC's assets and a $900 mortgage
Long-term Debt	3,383	0
Mortgage note 1 [Member]
Debt Instrument, Payment Terms	monthly installments of principal and interest
Debt Instrument, Interest Rate, Stated Percentage	3.86%
Debt Instrument, Face Amount	900
TD Bank - Note #2 [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.80%
Debt Instrument, Periodic Payment	63
Long-term Debt	2,352	2,954
TD Bank, N.A. Newington Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.10%
Debt Instrument, Periodic Payment	19
Long-term Debt	2,400	2,473
Farmington Savings New Britain Ave [Member]
Debt Instrument, Payment Terms	adjusted by the bank on March 1, 2016 and every 5 years thereafter to reflect interest at the FHLB "Classic Credit Rate" plus 2.75%
Debt Instrument, Interest Rate, Stated Percentage	5.375%
Debt Instrument, Collateral	secured by the Company's real estate
Debt Instrument, Periodic Payment	16
Long-term Debt	1,189	1,301
TD Bank N.A. Spring Lane Facility [Member]
Debt Instrument, Payment Terms	balloon payment due on April 1, 2014
Debt Instrument, Interest Rate, Stated Percentage	5.89%
Debt Instrument, Collateral	secured by the Company's real estate
Debt Instrument, Periodic Payment	12
Long-term Debt	1,175	1,246
Term Note #1 - Machinery and Equipment [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.88%
Debt Instrument, Periodic Payment	42
Long-term Debt	3,799
Term Note #2 - Machinery and Equipment [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.52%
Debt Instrument, Periodic Payment	96
Long-term Debt	1,228
State of Connecticut Bond Commission [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.50%
Debt Instrument, Face Amount	6,565
Debt Instrument, Maturity Date, Description	10 year
Debt Instrument, Description	loan principal forgiveness of up to $500 for creating 50 jobs or up to $1,000 for creating 100 jobs within five years
TD Bank N.A. line of credit equipment [Member]
Line of Credit Facility, Amount Outstanding	$ 4,700	$ 604